EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Chiron Capital Allocation Fund and Chiron SMid Opportunities Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on April 20, 2020 (SEC Accession No. 0001398344-20-008186), in interactive data format.